Mineral Properties, Plant and Equipment - Carrying Value (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	$ 2,504,901	$ 1,301,002	$ 1,336,683
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	5,181,329	3,710,845
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(2,676,428)	(2,409,843)
Mining assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	1,722,426	978,396
Mining assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	3,905,985	2,937,873
Mining assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(2,183,559)	(1,959,477)
Mining assets [member] | Huaron mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	88,808	93,072
Mining assets [member] | Huaron mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	215,109	207,360
Mining assets [member] | Huaron mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(126,301)	(114,288)
Mining assets [member] | Morococha mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	94,361	94,483
Mining assets [member] | Morococha mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	258,862	243,603
Mining assets [member] | Morococha mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(164,501)	(149,120)
Mining assets [member] | Shahuindo mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	459,292	0
Mining assets [member] | Shahuindo mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	498,960	0
Mining assets [member] | Shahuindo mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(39,668)	0
Mining assets [member] | La Arena mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	89,161	0
Mining assets [member] | La Arena mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	112,014	0
Mining assets [member] | La Arena mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(22,853)	0
Mining assets [member] | Alamo Dorado mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0	0
Mining assets [member] | Alamo Dorado mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	71,724	126,960
Mining assets [member] | Alamo Dorado mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(71,724)	(126,960)
Mining assets [member] | La Colorada mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	162,125	179,766
Mining assets [member] | La Colorada mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	305,357	301,706
Mining assets [member] | La Colorada mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(143,232)	(121,940)
Mining assets [member] | Dolores mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	516,472	547,803
Mining assets [member] | Dolores mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	1,608,334	1,529,751
Mining assets [member] | Dolores mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(1,091,862)	(981,948)
Mining assets [member] | Manantial Espejo mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	3,776	4,812
Mining assets [member] | Manantial Espejo mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	371,677	367,105
Mining assets [member] | Manantial Espejo mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(367,901)	(362,293)
Mining assets [member] | San Vicente mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	47,891	50,731
Mining assets [member] | San Vicente mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	143,251	137,394
Mining assets [member] | San Vicente mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(95,360)	(86,663)
Mining assets [member] | Lakeshore mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	250,314	0
Mining assets [member] | Lakeshore mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	292,986	0
Mining assets [member] | Lakeshore mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(42,672)	0
Mining assets [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	10,226	7,729
Mining assets [member] | Other [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	27,711	23,994
Mining assets [member] | Other [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(17,485)	(16,265)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	4,261	3,581
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	5,528	4,677
Land [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(1,267)	(1,096)
Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	782,475	322,606
Exploration and evaluation assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	1,275,344	772,972
Exploration and evaluation assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(492,869)	(450,366)
Exploration and evaluation assets [member] | Morococha mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	7,213	9,674
Exploration and evaluation assets [member] | Morococha mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	7,213	9,674
Exploration and evaluation assets [member] | Morococha mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0	0
Exploration and evaluation assets [member] | Shahuindo mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	15,586	0
Exploration and evaluation assets [member] | Shahuindo mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	15,586	0
Exploration and evaluation assets [member] | Shahuindo mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0	0
Exploration and evaluation assets [member] | La Arena mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	117,000	0
Exploration and evaluation assets [member] | La Arena mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	117,000	0
Exploration and evaluation assets [member] | La Arena mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0	0
Exploration and evaluation assets [member] | La Colorada mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	15,544	0
Exploration and evaluation assets [member] | La Colorada mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	15,544	0
Exploration and evaluation assets [member] | La Colorada mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0	0
Exploration and evaluation assets [member] | Lakeshore mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	87,747	0
Exploration and evaluation assets [member] | Lakeshore mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	87,747	0
Exploration and evaluation assets [member] | Lakeshore mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0	0
Exploration and evaluation assets [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	20,199	19,653
Exploration and evaluation assets [member] | Other [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	31,866	30,908
Exploration and evaluation assets [member] | Other [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(11,667)	(11,255)
Exploration and evaluation assets [member] | Navidad project [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	190,476	190,476
Exploration and evaluation assets [member] | Navidad project [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	566,577	566,577
Exploration and evaluation assets [member] | Navidad project [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(376,101)	(376,101)
Exploration and evaluation assets [member] | Escobal mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	249,353	0
Exploration and evaluation assets [member] | Escobal mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	249,353	0
Exploration and evaluation assets [member] | Escobal mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0	0
Exploration and evaluation assets [member] | Minefinders project [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	46,104	54,387
Exploration and evaluation assets [member] | Minefinders project [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	83,079	91,362
Exploration and evaluation assets [member] | Minefinders project [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(36,975)	(36,975)
Exploration and evaluation assets [member] | Argentine projects [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	28,992	44,835
Exploration and evaluation assets [member] | Argentine projects [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	95,851	69,774
Exploration and evaluation assets [member] | Argentine projects [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	$ (66,859)	$ (24,939)